Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Prepaid/deferred items - Deferred tax assets		$ 75		$ 77
Inventories - Deferred tax assets		12		46
Intangibles - Deferred tax assets		47		5
Property, plant and equipment - Deferred tax assets		48		1
Employee benefits - Deferred tax assets		54		34
Restructurings and other charges - Deferred tax assets		32		37
Legal and product liability reserves - Deferred tax assets		21		17
Net operating loss/credit carryforwards - Deferred tax assets		219		212
All other - Deferred tax assets		4		3
Subtotal - Deferred tax assets		512		432
Valuation allowance		(69)		(5)
Total deferred taxes - Deferred tax assets		443		427
Prepaid/deferred items - Deferred tax liabilities		(6)		(4)
Inventories - Deferred tax liabilities		(3)		(5)
Intangibles - Deferred tax liabilities		(234)		(273)
Property, plant and equipment - Deferred tax liabilities		(109)		(122)
Restructurings and other charges - Deferred tax liabilities		(5)		(1)
Legal and product liability reserves - Deferred tax liabilities		(1)		0
Unremitted earnings - Deferred tax liabilities		(86)		(93)
All other - Deferred tax liabilities		(7)		(1)
Subtotal - Deferred tax liabilities		(451)		(499)
Total deferred taxes - Deferred tax liabilities		(451)		(499)
Net deferred tax liability	$ (165)	$ (8)	[1],[2]	$ (72)	[1],[2]

[1]	2012 vs. 2011-The decrease in net deferred tax liability position in 2012 reflects an increase in noncurrent deferred tax assets recorded in connection with book/tax basis differentials primarily related to intangibles and PP&E, established as a result of certain restructuring activities and a decrease in deferred income tax liabilities related to unremitted earnings, primarily as a result of distributions, partially offset by an increase in valuation allowances representing the amounts determined to be unrecoverable.
[2]	In 2012, included in Current deferred tax assets ($101 million), Noncurrent deferred tax assets ($216 million), Other current liabilities ($2 million) and Noncurrent deferred tax liabilities ($323 million). In 2011, included in Current deferred tax assets ($96 million), Noncurrent deferred tax assets ($143 million) and Noncurrent deferred tax liabilities ($311 million).